Income and Expenses - Summary of Revenues from Contracts with Customers (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	₱ 205,245	₱ 193,257	₱ 181,004
Service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	196,227	185,751	173,634
Non-service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	9,018	7,506	7,370
Transferred over Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	196,227	185,751	173,634
Transferred at a Point Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	9,018	7,506	7,370
Elimination of intersegment amounts [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	(27,741)	(30,425)	(21,946)
Elimination of intersegment amounts [Member] | Service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	(27,741)	(30,417)	(21,946)
Elimination of intersegment amounts [Member] | Non-service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers		(8)
Elimination of intersegment amounts [Member] | Transferred over Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	(27,741)	(30,417)	(21,946)
Elimination of intersegment amounts [Member] | Transferred at a Point Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers		(8)
Wireless [Member] | Operating Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	104,274	106,619	104,211
Wireless [Member] | Operating Segments [Member] | Service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	95,852	99,639	98,170
Wireless [Member] | Operating Segments [Member] | Non-service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	8,422	6,980	6,041
Wireless [Member] | Operating Segments [Member] | Transferred over Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	95,852	99,639	98,170
Wireless [Member] | Operating Segments [Member] | Transferred at a Point Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	8,422	6,980	6,041
Fixed Line [Member] | Operating Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	128,712	117,063	98,739
Fixed Line [Member] | Operating Segments [Member] | Service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	128,116	116,529	97,410
Fixed Line [Member] | Operating Segments [Member] | Non-service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	596	534	1,329
Fixed Line [Member] | Operating Segments [Member] | Transferred over Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	128,116	116,529	97,410
Fixed Line [Member] | Operating Segments [Member] | Transferred at a Point Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	₱ 596	₱ 534	₱ 1,329